RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt Conversions - Related Party Debt [Member] - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)	(5,179,028)	(10,816,960)
Chief Executive Officer [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)	(1,624,819)	(1,848,708)
Director [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)	(149,203)	(6,460,276)
Principal [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 1,421,356	$ 2,537,750
Principal [Member] | Chief Executive Officer [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	464,698	442,750
Principal [Member] | Director [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	0	1,485,000
Accrued Interest [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	197,090	166,490
Accrued Interest [Member] | Chief Executive Officer [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	43,058	19,427
Accrued Interest [Member] | Director [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 46,626	$ 130,069
Newcan Investment Partners, LLC [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)	(3,375,220)	(1,870,988)
Newcan Investment Partners, LLC [Member] | Principal [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 956,658	$ 460,000
Newcan Investment Partners, LLC [Member] | Accrued Interest [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 98,098	$ 7,747
CLS Co 2016 LLC [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)	(29,786)	(636,988)
CLS Co 2016 LLC [Member] | Principal [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 0	$ 150,000
CLS Co 2016 LLC [Member] | Accrued Interest [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 9,308	$ 9,247